Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash	$ 817,013	$ 75,362	$ 142,888
Accounts receivable, net	162,614	244,353	170,526
Inventory	501,946	366,298	269,024
Unbilled revenue	75,174	76,051	87,080
Prepaid expenses	1,784	18,596	1,926
Other current assets	38,986	96,786	43,713
Total current assets	1,597,517	877,446	715,157
Property and equipment, net	1,170,621	1,341,187	1,519,845
Right of use	59,906	83,679
Intangible assets, net	106,250	125,000	200,000
Total assets	2,934,294	2,427,312	2,435,002
Current liabilities:
Accounts payable and accrued liabilities	1,102,472	1,164,217	874,466
Contract liabilities	40,427	41,207	19,701
Note payable - current portion	134,868
Related party payable	32,182	51,071	39,027
Line of credit	4,798	24,483
Lease liabilities - current	28,489	29,237
Provision for income taxes	21,297	21,856	10,696
Stock subscription payable	25,000
Liabilities from discontinued operations	112,397	112,397	112,397
Total current liabilities	1,501,930	1,444,468	1,056,287
Long term liabilities:
Convertible debt, net of discount, unamortized, $1,051,382 and $635,333, respectively	101,029	169,667
Note payable	330,887	121,848
Lease liabilities - long term	28,667	51,620
Total Liabilities	1,962,513	1,787,603	1,056,287
Stockholders' Equity:
Preferred Stock, $0.0001 par value; 3,333,333 shares authorized
Common stock, ($0.0001 par value; 50,000,000 shares authorized, 3,564,299 and 121,216 shares issued and outstanding as of September 30, 2020 and 121,216 outstanding at December 31, 2019, and 62,435 outstanding at December 31, 2018, respectively)	356	12	6
Additional paid-in capital	13,467,340	11,757,027	11,120,193
Accumulated (deficit)	(12,473,923)	(11,115,178)	(9,735,422)
Accumulated other comprehensive (income) loss	(21,992)	(2,152)	(6,172)
Total stockholders' equity	971,781	639,709	1,378,715
Total liabilities and stockholders' equity	$ 2,934,294	2,427,312	2,435,002
Preferred Series A [Member]
Stockholders' Equity:
Preferred Stock, $0.0001 par value; 3,333,333 shares authorized
Preferred Series B [Member]
Stockholders' Equity:
Preferred Stock, $0.0001 par value; 3,333,333 shares authorized
Preferred Series C [Member]
Stockholders' Equity:
Preferred Stock, $0.0001 par value; 3,333,333 shares authorized			12
Preferred Series D [Member]
Stockholders' Equity:
Preferred Stock, $0.0001 par value; 3,333,333 shares authorized			19
Preferred Series E [Member]
Stockholders' Equity:
Preferred Stock, $0.0001 par value; 3,333,333 shares authorized			34
Preferred Series F [Member]
Stockholders' Equity:
Preferred Stock, $0.0001 par value; 3,333,333 shares authorized			2
Preferred Series G [Member]
Stockholders' Equity:
Preferred Stock, $0.0001 par value; 3,333,333 shares authorized			35
Preferred Series H [Member]
Stockholders' Equity:
Preferred Stock, $0.0001 par value; 3,333,333 shares authorized
Preferred Series I [Member]
Stockholders' Equity:
Preferred Stock, $0.0001 par value; 3,333,333 shares authorized
Preferred Series J [Member]
Stockholders' Equity:
Preferred Stock, $0.0001 par value; 3,333,333 shares authorized
Preferred Series K [Member]
Stockholders' Equity:
Preferred Stock, $0.0001 par value; 3,333,333 shares authorized			8
Preferred Series L [Member]
Stockholders' Equity:
Preferred Stock, $0.0001 par value; 3,333,333 shares authorized